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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 2000
                                               -----------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------

         This Amendment [Check only one.]:  [ ]  is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      BVF INC.
         --------------------------------------------
Address:   227 WEST MONROE STREET, SUITE 4800
         --------------------------------------------
           CHICAGO, ILLINOIS  60606
         --------------------------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person
Signing this Report on Behalf of Reporting Manager:

Name:      MARK N. LAMPERT
         --------------------------------------------
Title:     PRESIDENT
         --------------------------------------------
Phone:     (312) 263-7777
         --------------------------------------------

Signature, Place and Date of Signing:

          /s/ MARK N. LAMPERT    SAN FRANCISCO, CALIFORNIA   2/13/01
         -------------------------------------------------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                  Page 1 of 4

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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:         1
                                        --------------------------
Form 13F Information Table Entry Total:    26
                                        --------------------------
Form 13F Information Table Value Total:    $139,609
                                        --------------------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number      Name

           1.              28-6770                    BVF PARTNERS L.P.
         -----                ----                   ---------------------------








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
                                                                                                                    --------------
                                                             FORM 13F                                               (SEC USE ONLY)

                                                Name of Reporting Manager: BVF Inc.

- --------------------------------- ------------- --------- --------- ----------------- ---------- --------- -----------------------
             Column 1:              Column 2:   Column 3: Column 4:      Column 5:     Column 6: Column 7:       Column 8:
          Name of Issuer             Title of     CUSIP    Value    ----------------- Investment   Other       Voting Authority
                                      Class               (x$1000)   Shrs    Sh/ Put/ Discretion  Managers -----------------------
                                                                      Prn    Prn Call                       Sole    Shared   None
- --------------------------------- ------------- --------- --------- -------- --- ---- ---------- --------- -------- -------- -----
- ------------------------------------------------------------------------------------------------------------------------------------
3 Dimensional Pharmaceuticls.      Com          88554W104   3,626    244,800  Sh        Defined       1     244,800
- ------------------------------------------------------------------------------------------------------------------------------------
Advanced Magnetics Inc.            Com          00753P103   2,141    815,433  Sh        Defined       1     815,433
- ------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc.         Com          040047102     172     11,100  Sh        Defined       1      11,100
- ------------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc.               Com          04269X105   1,544    172,700  Sh        Defined       1     172,700
- ------------------------------------------------------------------------------------------------------------------------------------
Autoimmune Inc.                    Com          052776101   4,340  2,893,078  Sh        Defined       1   2,893,078
- ------------------------------------------------------------------------------------------------------------------------------------
Biocryst Pharmaceuticals           Com          09058V103  10,148  1,531,700  Sh        Defined       1   1,531,700
- ------------------------------------------------------------------------------------------------------------------------------------
Cell Genysis Inc.                  Com          150921104   5,320    233,200  Sh        Defined       1     233,200
- ------------------------------------------------------------------------------------------------------------------------------------
Connetics Corp.                    Com          208192104   8,285  1,815,700  Sh        Defined       1   1,815,700
- ------------------------------------------------------------------------------------------------------------------------------------
Cortech Inc.                       Com New      22051J308   2,807    355,783  Sh        Defined       1     355,783
- ------------------------------------------------------------------------------------------------------------------------------------
Corvas Int'l Inc.                  Com          221005101   7,545    524,870  Sh        Defined       1     524,870
- ------------------------------------------------------------------------------------------------------------------------------------
Epimmune Inc.                      Com          29425Y101   1,247    475,100  Sh        Defined       1     475,100
- ------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies S.A.           Sponsored    338488109   9,063  1,250,000  Sh        Defined       1   1,250,000
                                   ADR
- ------------------------------------------------------------------------------------------------------------------------------------
Genome Therapeutics Corp.          Com          372430108  12,954  1,858,800  Sh        Defined       1   1,858,800
- ------------------------------------------------------------------------------------------------------------------------------------
Microcide Pharmaceutcls. Inc.      Com          595018102   4,022    975,007  Sh        Defined       1     975,007
- ------------------------------------------------------------------------------------------------------------------------------------
Neurogen Corp.                     Com          64124E106   3,981    113,349  Sh        Defined       1     113,349
- ------------------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals Inc.           Com          62936P103     538     11,200  Sh        Defined       1      11,200
- ------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc.           Com          671040103  23,074    287,970  Sh        Defined       1     287,970
- ------------------------------------------------------------------------------------------------------------------------------------
Repligen Corp.                     Com          759916109     378    112,000  Sh        Defined       1     112,000
- ------------------------------------------------------------------------------------------------------------------------------------
SFBC International Inc.            Com          784121105     755    175,000  Sh        Defined       1     175,000
- ------------------------------------------------------------------------------------------------------------------------------------
Sonus Pharmaceuticals Inc.         Com          835692104      13     20,000  Sh        Defined       1      20,000
- ------------------------------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp.      Com          87156R109   5,718  1,115,783  Sh        Defined       1   1,115,783
- ------------------------------------------------------------------------------------------------------------------------------------
Tanox Inc.                         Com          87588Q109   1,767     45,100  Sh        Defined       1      45,100
- ------------------------------------------------------------------------------------------------------------------------------------
Zonagen Inc.                       Com          98975L108   1,095    417,000  Sh        Defined       1     417,000
- ------------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTAL                                              110,533
- ------------------------------------------------------------------------------------------------------------------------------------

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
                                                                                                                    --------------
                                                             FORM 13F                                               (SEC USE ONLY)

                                                Name of Reporting Manager: BVF Inc.

- --------------------------------- ------------- --------- --------- ----------------- ---------- --------- -----------------------
             Column 1:              Column 2:   Column 3: Column 4:      Column 5:     Column 6: Column 7:        Column 8:
          Name of Issuer             Title of     CUSIP    Value    ----------------- Investment   Other       Voting Authority
                                      Class               (x$1000)   Shrs    Sh/ Put/ Discretion  Managers -----------------------
                                                                      Prn    Prn Call                       Sole    Shared   None
- --------------------------------- ------------- --------- --------- -------- --- ---- ---------- --------- -------- -------- -----
- ------------------------------------------------------------------------------------------------------------------------------------
Elan PLC                           ADR          284131208     234     5,000   Sh  Put   Defined      1        5,000
- ------------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome PLC                 Sponsored    37733W105   5,992   107,000   Sh  Put   Defined      1      107,000
                                   ADR
- ------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Holders Trust       Depositry    71712A206  22,850   200,000   Sh  Put   Defined      1      200,000
                                   Rcpt
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                               29,076
- ------------------------------------------------------------------------------------------------------------------------------------
CUMULATIVE TOTAL                                          139,609
- ------------------------------------------------------------------------------------------------------------------------------------
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